Intangible Assets	6 Months Ended
Apr. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

As of April 30, 2025 and October 31, 2024, intangible assets consisted of:

	April 30, 2025	October 31, 2024
Patent right	$6,877	$7,025
Less: Accumulated amortization	(1,089)	(937)
Totals	$5,788	$6,088

Amortization charged to the unaudited interim condensed consolidated statements of operation and comprehensive (loss) income for the six months ended April 30, 2025 and 2024 were $172 and $174, respectively.

The following table presents future amortization as of April 30, 2025:

Year ended April 30,	Amount
2026	344
2027	344
2028	344
2029	344
Thereafter	4,412
Totals	$5,788